Share capital and reserves (Disclosure of number and weighted average remaining contractual life of outstanding share options) (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Share	2,710,000	2,330,500	2,050,000
Weighted average exercise price of options outstanding | $ / shares	$ 1.35	$ 1.34	$ 1.2
Number of options Outstanding and exercisable | Share	2,710,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.35
Weighted average remaining contractual life of options exercisable	1 year 8 months 15 days
Stock option 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	125,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.1
Weighted average remaining contractual life of options exercisable	1 month 6 days
Stock option 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	250,000
Weighted average exercise price of options exercisable | $ / shares	$ 1
Weighted average remaining contractual life of options exercisable	1 year 3 months 10 days
Stock option 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	30,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.5
Weighted average remaining contractual life of options exercisable	4 months 24 days
Stock option 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	550,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.5
Weighted average remaining contractual life of options exercisable	11 months 1 day
Stock option 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	155,000
Weighted average exercise price of options exercisable | $ / shares	$ 2
Weighted average remaining contractual life of options exercisable	1 year 18 days
Stock option 6 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	350,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.35
Weighted average remaining contractual life of options exercisable	1 year 6 months 7 days
Stock option 7 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	500,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.25
Weighted average remaining contractual life of options exercisable	2 years 25 days
Stock option 8 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	100,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.15
Weighted average remaining contractual life of options exercisable	2 years 5 months 23 days
Stock option 9 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options Outstanding and exercisable | Share	650,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.35
Weighted average remaining contractual life of options exercisable	2 years 9 months 10 days